Legal and Regulatory Matters - United States Postsecondary Education Regulation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) educational_institution program	Dec. 31, 2016 USD ($)
Kendall College, St. Augustine, Walden University, and NewSchool of Architecture and Design
Loss Contingencies [Line Items]
Letters of credit outstanding, amount | $	$ 136,900	$ 105,600
United States
Loss Contingencies [Line Items]
Number of postsecondary educational institutions (educational institution) | educational_institution	4
Percentage of funds received		15.00%
Number of failed programs (program)	1
Number of in the zone programs (program)	5
Percentage of students enrolled in failed programs	1.00%
Percentage of students enrolled in zone programs	5.00%